Condensed Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 332,846
Total current assets		1,374,061	17,000
Prepaid expenses		1,041,215	17,000
Deferred offering costs associated with initial public offering			25,000
Investments held in Trust Account		325,008,727
Total Assets		326,382,788	42,000
Current liabilities:
Accounts payable		400,000
Accrued expenses		188,986	25,000
Total current liabilities		588,986	25,000
Derivative warrant liabilities		11,180,000
Deferred underwriting commissions		11,375,000
Total liabilities		23,143,986	25,000
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 29,823,880 and -0- shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		298,238,800
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares		268
Class B ordinary shares		813	863
Additional paid-in capital		997,748	24,137
Retained earnings (accumulated deficit)		4,001,173	(8,000)
Total shareholders' equity		5,000,002	17,000
Total Liabilities and Shareholders' Equity		$ 326,382,788	42,000
Previously Reported
Shareholders' Equity:
Class B ordinary shares	[1]		791
Additional paid-in capital			$ 24,209

[1]	This number includes up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.